Segment information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 BusinessDivision	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Net revenues	26,242	25,856	23,611
Number of segments	2
Income from continuing operations before taxes	3,627	4,096	2,190
Switzerland
Segment Reporting Information
Net revenues	8,247	8,035	8,769
Income from continuing operations before taxes	401	642	1,680
EMEA
Segment Reporting Information
Net revenues	4,358	4,744	3,243
Income from continuing operations before taxes	(562)	157	(1,581)
Americas
Segment Reporting Information
Net revenues	11,097	10,810	9,763
Income from continuing operations before taxes	3,739	3,365	2,915
Asia Pacific
Segment Reporting Information
Net revenues	2,540	2,267	1,836
Income from continuing operations before taxes	49	(68)	(824)
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	12,637	13,442	13,474
Income from continuing operations before taxes	2,088	3,240	3,775
Investment Banking
Segment Reporting Information
Net revenues	12,515	12,565	12,558
Income from continuing operations before taxes	1,830	1,719	2,002
Corporate Center
Segment Reporting Information
Net revenues	663	(790)	(2,781)
Income from continuing operations before taxes	(686)	(1,455)	(3,889)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	427	639	360
Income from continuing operations before taxes	395	592	302
Bank
Segment Reporting Information
Net revenues	25,589	25,314	22,976
Net revenues of non-consolidated affiliate entities	656	659	684
Income from continuing operations before taxes	2,961	3,654	1,779
Income from continuing operatings before taxes of non-consolidated affiliate entities	264	243	237
Bank | Switzerland
Segment Reporting Information
Net revenues	7,585	7,479	7,968
Income from continuing operations before taxes	(179)	300	1,170
Bank | EMEA
Segment Reporting Information
Net revenues	4,301	4,797	3,444
Income from continuing operations before taxes	(621)	195	(1,374)
Bank | Americas
Segment Reporting Information
Net revenues	11,173	10,831	9,740
Income from continuing operations before taxes	3,723	3,301	2,820
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,530	2,207	1,824
Income from continuing operations before taxes	38	(142)	(837)
Bank | Private Banking & Wealth Management
Segment Reporting Information
Net revenues	12,637	13,442	13,474
Income from continuing operations before taxes	2,088	3,240	3,775
Bank | Investment Banking
Segment Reporting Information
Net revenues	12,515	12,565	12,558
Income from continuing operations before taxes	1,830	1,719	2,002
Bank | Adjustments
Segment Reporting Information
Net revenues	437	(693)	(3,056)
Income from continuing operatings before taxes of non-consolidated affiliate entities	(957)	(1,305)	(3,998)
Bank | of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	446	682	365
Bank | of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operatings before taxes of non-consolidated affiliate entities	413	635	307